Long-Term Debt (Maturities Of Long-Term Debt) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 41,145
2018	1,212
2019	340,613
2020	1,815
2021	1,922
Thereafter	6,878
Total	$ 393,585